Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.88%
Biotechnology–18.94%
AbbVie, Inc.(b)	21,573	$3,928,443
Amgen, Inc.	12,699	3,610,580
argenx SE, ADR (Netherlands)(c)	831	327,181
Ascendis Pharma A/S, ADR (Denmark)(c)	8,610	1,301,574
Blueprint Medicines Corp.(c)	8,468	803,274
BridgeBio Pharma, Inc.(b)(c)	11,646	360,094
CSL Ltd. (Australia)	1,437	269,621
Cytokinetics, Inc.(c)	14,680	1,029,215
Exelixis, Inc.(c)	40,409	958,906
Halozyme Therapeutics, Inc.(c)	10,214	415,505
Ideaya Biosciences, Inc.(c)	7,763	340,640
Immunovant, Inc.(c)	10,550	340,870
Insmed, Inc.(c)	9,535	258,685
Ionis Pharmaceuticals, Inc.(c)	8,424	365,180
Krystal Biotech, Inc.(b)(c)	3,462	615,994
Kyverna Therapeutics, Inc.(c)	7,801	193,777
Legend Biotech Corp., ADR(b)(c)	10,609	595,059
Natera, Inc.(c)	18,762	1,715,972
Neurocrine Biosciences, Inc.(c)	10,179	1,403,888
Regeneron Pharmaceuticals, Inc.(c)	6,911	6,651,768
Sarepta Therapeutics, Inc.(c)	4,097	530,398
Scholar Rock Holding Corp.(c)	7,675	136,308
SpringWorks Therapeutics, Inc.(c)	12,347	607,719
Twist Bioscience Corp.(b)(c)	18,878	647,704
Ultragenyx Pharmaceutical, Inc.(c)	9,478	442,528
United Therapeutics Corp.(c)	1,741	399,943
Vaxcyte, Inc.(c)	12,159	830,581
Vericel Corp.(c)	1,687	87,758
Vertex Pharmaceuticals, Inc.(c)	15,979	6,679,382
Viking Therapeutics, Inc.(c)	5,930	486,260
		36,334,807
Health Care Distributors–7.67%
Cardinal Health, Inc.	8,689	972,299
Cencora, Inc.	23,648	5,746,227
McKesson Corp.	14,903	8,000,676
		14,719,202
Health Care Equipment–19.20%
Boston Scientific Corp.(c)	149,165	10,216,311
DexCom, Inc.(c)	28,623	3,970,010
Edwards Lifesciences Corp.(c)	12,275	1,172,999
Glaukos Corp.(c)	9,102	858,228
IDEXX Laboratories, Inc.(c)	4,710	2,543,070
Inspire Medical Systems, Inc.(c)	1,691	363,210
Integer Holdings Corp.(c)	8,959	1,045,336
Intuitive Surgical, Inc.(c)	15,698	6,264,915
iRhythm Technologies, Inc.(c)	3,618	419,688
Shockwave Medical, Inc.(b)(c)	3,940	1,282,982
STERIS PLC	4,670	1,049,909
Stryker Corp.	19,201	6,871,462
TransMedics Group, Inc.(c)	7,648	565,493
Treace Medical Concepts, Inc.(c)	16,077	209,805
		36,833,418
Shares		Value
Health Care Facilities–5.61%
Acadia Healthcare Co., Inc.(c)	10,958	$868,093
Encompass Health Corp.	27,521	2,272,684
HCA Healthcare, Inc.	12,007	4,004,695
Surgery Partners, Inc.(c)	23,857	711,654
Tenet Healthcare Corp.(c)	27,595	2,900,510
		10,757,636
Health Care Services–0.82%
BrightSpring Health Services, Inc.(c)	36,130	392,733
RadNet, Inc.(c)	24,274	1,181,173
		1,573,906
Health Care Supplies–1.49%
Alcon, Inc. (Switzerland)	8,455	699,325
Cooper Cos., Inc. (The)	13,936	1,413,947
Lantheus Holdings, Inc.(c)	4,068	253,192
RxSight, Inc.(c)	9,454	487,637
		2,854,101
Health Care Technology–0.54%
Evolent Health, Inc., Class A(c)	10,376	340,229
Veeva Systems, Inc., Class A(c)	3,004	695,997
		1,036,226
Life Sciences Tools & Services–12.21%
Bruker Corp.	19,504	1,832,206
Charles River Laboratories International, Inc.(c)	3,331	902,535
Danaher Corp.	20,454	5,107,773
ICON PLC(c)	10,865	3,650,097
Lonza Group AG (Switzerland)	1,790	1,069,701
Medpace Holdings, Inc.(c)	6,273	2,535,233
Repligen Corp.(c)	9,196	1,691,328
Thermo Fisher Scientific, Inc.	10,605	6,163,732
West Pharmaceutical Services, Inc.	1,202	475,643
		23,428,248
Managed Health Care–9.87%
Elevance Health, Inc.	8,560	4,438,703
HealthEquity, Inc.(c)	13,156	1,073,924
Humana, Inc.	1,011	350,534
Molina Healthcare, Inc.(c)	6,520	2,678,612
Progyny, Inc.(c)	12,276	468,329
UnitedHealth Group, Inc.	20,060	9,923,682
		18,933,784
Office REITs–0.36%
Alexandria Real Estate Equities, Inc.	5,298	682,965
Pharmaceuticals–21.17%
AstraZeneca PLC (United Kingdom)	3,703	497,475
AstraZeneca PLC, ADR (United Kingdom)	76,618	5,190,870
Axsome Therapeutics, Inc.(c)	3,060	244,188
Collegium Pharmaceutical, Inc.(b)(c)	7,687	298,409
Eli Lilly and Co.	22,394	17,421,636
Intra-Cellular Therapies, Inc.(c)	9,184	635,533
Merck & Co., Inc.	52,991	6,992,163

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
Novo Nordisk A/S, Class B (Denmark)	43,785	$5,616,449
Tarsus Pharmaceuticals, Inc.(c)	13,821	502,393
Zoetis, Inc.	18,977	3,211,098
		40,610,214
Total Common Stocks & Other Equity Interests (Cost $117,711,243)		187,764,507
Money Market Funds–2.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	1,309,434	1,309,434
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	1,051,284	1,051,704
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	1,496,496	1,496,496
Total Money Market Funds (Cost $3,857,079)		3,857,634
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $121,568,322)		191,622,141
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.66%
Invesco Private Government Fund, 7.57%(d)(e)(f)	1,964,080	$1,964,080
Invesco Private Prime Fund, 5.49%(d)(e)(f)	5,047,599	5,050,123
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,014,216)		7,014,203
TOTAL INVESTMENTS IN SECURITIES–103.55% (Cost $128,582,538)		198,636,344
OTHER ASSETS LESS LIABILITIES—(3.55)%		(6,812,637)
NET ASSETS–100.00%		$191,823,707
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,827,833	$5,009,202	$(5,527,601)	$-	$-	$1,309,434	$20,910
Invesco Liquid Assets Portfolio, Institutional Class	1,422,411	3,578,001	(3,948,287)	(707)	286	1,051,704	16,973
Invesco Treasury Portfolio, Institutional Class	2,088,953	5,724,801	(6,317,258)	-	-	1,496,496	23,839
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,980,753	18,839,212	(19,855,885)	-	-	1,964,080	44,424*
Invesco Private Prime Fund	7,664,795	37,008,582	(39,620,461)	(1,525)	(1,268)	5,050,123	119,317*
Total	$15,984,745	$70,159,798	$(75,269,492)	$(2,232)	$(982)	$10,871,837	$225,463

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$179,611,936	$8,152,571	$—	$187,764,507
Money Market Funds	3,857,634	7,014,203	—	10,871,837
Total Investments	$183,469,570	$15,166,774	$—	$198,636,344
Invesco V.I. Health Care Fund